Segment Information - Narrative (Details) $ in Thousands	3 Months Ended			12 Months Ended
	Mar. 31, 2016 USD ($) segments		Mar. 31, 2015 USD ($)	Dec. 31, 2015 USD ($) segments		Dec. 31, 2014 USD ($)		Dec. 31, 2013 USD ($)
Segment Reporting Information [Line Items]
Number of segments | segments	2			2
Net results from structured products	$ 1,970	[1]	$ 5,025	$ 17,991	[2]	$ 54,209	[3]	$ 23,791	[4]
Total P&C | Net investment income
Segment Reporting Information [Line Items]
Net results from structured products	12,700		15,100	60,400		68,000		71,900
Total P&C | Interest expense
Segment Reporting Information [Line Items]
Net results from structured products	$ (10,700)		$ (10,000)	$ (42,200)		$ (12,900)		$ (48,000)

[1]	The net results from P&C structured products include net investment income and interest expense of $12.7 million and $10.7 million, respectively.
[2]	The net results from P&C structured products include net investment income and interest expense of $60.4 million and $42.2 million, respectively.
[3]	The net results from P&C structured products include net investment income and interest expense of $68.0 million and $12.9 million, respectively.
[4]	The net results from P&C structured products include net investment income and interest expense of $71.9 million and $48.0 million, respectively.